Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	$ 53,233	¥ 377,947	¥ 526,740
Restricted cash	634	4,502	525
Term deposits	76,813	545,368	915,845
Short-term investments	59,516	422,559	412,031
Accounts receivable	20,300	144,125	133,676
Contract assets	3,677	26,107	50,838
Prepayments and other current assets	15,417	109,455	108,129
Total current assets	230,061	1,633,413	2,147,889
Non-current assets
Long-term investments	7,613	54,049	58,530
Property and equipment, net	1,463	10,385	14,389
Operating lease right-of-use assets	1,971	13,992	16,342
Intangible assets, net	2,013	14,294	16,934
Goodwill	7,666	54,427	54,427
Other non-current assets	497	3,528	4,580
Total non-current assets	21,223	150,675	165,202
Total assets	251,284	1,784,088	2,313,091
Current liabilities
Accounts payable	12,356	87,729	122,124
Contract liabilities	51,160	363,228	359,801
Operating lease liabilities-current	1,451	10,300	10,162
Amounts due to related parties		205	780
Payable for business acquisition			8,915
Accrued expenses and other current liabilities	17,541	124,540	242,724
Total current liabilities	82,537	586,002	744,506
Non-current liabilities
Operating lease liabilities-non current	305	2,164	6,448
Deferred income tax liabilities	121	857	1,285
Other non-current liabilities	4	27	910
Total non-current liabilities	430	3,048	8,643
Total liabilities	82,967	589,050	753,149
Commitments and contingencies (Note 20)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	1,578,972	11,210,542	11,184,360
Treasury stock	(17,028)	(120,899)	(120,899)
Accumulated other comprehensive loss	(8,074)	(57,327)	(78,613)
Accumulated deficit	(1,384,747)	(9,831,562)	(9,421,840)
Total shareholders’ Equity attributable to Cloopen Group Holding Limited	169,152	1,200,966	1,563,218
Non-controlling interests	(835)	(5,928)	(3,276)
Total shareholders’ Equity	168,317	1,195,038	1,559,942
Total liabilities and shareholders’ equity	251,284	1,784,088	2,313,091
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares	27	195	193
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares	2	17	17
Third Party [Member]
Current assets
Accounts receivable	20,200	143,421	133,577
Related Party [Member]
Current assets
Accounts receivable	99	704	99
Amounts due from a related party	472	3,350	105
Current liabilities
Amounts due to related parties	$ 29	¥ 205	¥ 780